Organization and Nature of Operations	12 Months Ended
Dec. 31, 2024
Organization and Nature of Operations
Organization and Nature of Operations

1.    Organization and Nature of Operations

NIO Inc. (“NIO”, or the “Company”) was incorporated under the laws of the Cayman Islands in November 2014, as an exempted company with limited liability. The Company was formerly known as NextCar Inc. It changed its name to NextEV Inc. in December 2014, and then changed to NIO Inc. in July 2017. The Company, its subsidiaries and consolidated variable interest entities (the “VIEs”) are collectively referred to as the “Group”.

The Group is primarily engaged in the design, development, manufacturing, and sales of smart electric vehicles during the reporting periods. The Group also offers power solutions and comprehensive value-added services to its users. As of December 31, 2024, the Group’s primary operations are conducted in the People’s Republic of China (the “PRC”) and the Company’s principal subsidiaries and VIEs are as follows:

	Equity	Place and Date of incorporation
Subsidiaries	interest held	or date of acquisition	Principal activities
NIO Nextev Limited (“NIO HK”) (formerly known as Nextev Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Co., Ltd. (“NIO SH”) (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO USA, Inc. (“NIO US”) (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
Shanghai XPT Technology Limited	100%	Shanghai, PRC, May 2016	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. (“XPT NJEP”)	100%	Nanjing, PRC, July 2016	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. (“XPT NJES”)	100%	Nanjing, PRC, October 2016	Manufacturing of battery
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
NIO User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
NIO Sales and Services Co., Ltd. (“UE CNHC”) (formerly known as Shanghai NIO Sales and Service Co., Ltd. )	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”) (Note (b))	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
NIO Holding Co., Ltd. (“NIO China”) (formerly known as NIO (Anhui) Holding Co., Ltd.) (Note (a))	100%	Anhui, PRC, November 2017	Headquarter and technology development
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding
NIO Financial Leasing Co., Ltd. (“NIO Leasing”)	100%	Shanghai, PRC, August 2018	Financial Leasing
NIO (Anhui) Co., Ltd. (“NIO AH”)	100%	Anhui, PRC, August 2020	Industrialization and technology development
NIO Technology (Anhui) Co., Ltd. (“NIO R&D”)	100%	Anhui, PRC, August 2020	Design and technology development
New Horizon B.V.	100%	Netherlands, November 2022	Investment holding
NIO Nextev Europe Holding B.V.(“NIO NL”)	100%	Netherlands, December 2020	Investment holding
NEU Battery Asset Co., Ltd. (“BAC Cayman”)	100%	Cayman Islands, May 2021	Investment holding
Instant Power Europe B.V. Co., Ltd. (“BAC NL”)	100%	Netherlands, June 2021	Battery Subscription Service
NEU Battery Asset (Hong Kong) Co., Ltd. (“BAC HK”)	100%	Hong Kong, July 2021	Investment holding
NIO AI Technology Limited (“NIO AI Technology”)	96.970%	Cayman Islands, March 2021	Investment holding
NIO AI Technology Limited	96.970%	Hong Kong, May 2021	Investment holding
Anhui NIO Autonomous Driving Technology Co., Ltd. (“Anhui NIO AD”)	96.970%	Anhui, PRC, June 2021	Technology development

Place and Date of incorporation
VIEs and VIEs’ subsidiaries	or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	BVI, October 2014
Beijing NIO Network Technology Co., Ltd. (“Beijing NIO”)	Beijing, PRC, July 2017
Anhui NIO AI Technology Co., Ltd. (“Anhui NIO AT”)	Anhui, PRC, April 2021
Anhui NIO Data Technology Co., Ltd. (“Anhui NIO DT”)	Anhui, PRC, October 2022
NIO Insurance Broker Co., Ltd. (“NIO IB”) (formerly known as Huiding Insurance Broker Co., Ltd.)	Anhui, PRC, January 2023

Note (a) - NIO China

As of December 31, 2023 and 2024, the Company held 92.114% and 89.02%, respectively, of total paid-in capital of NIO China. In accordance with NIO China’s share purchase agreements, the redemption of the non-controlling interests is at the holders of non-controlling interests’ option and is upon the occurrence of the events that are not solely within the control of the Company. Therefore, these redeemable non-controlling interests in NIO China were classified as mezzanine equity and are subsequently accreted to the redemption price using the agreed interest rate as a reduction of additional paid in capital (Note 20). With the redemption feature of the non-controlling interests, the Company is considered to effectively have 100% equity interest of NIO China as of December 31, 2023 and 2024.

Note (b) - PE CNHC

As of December 31, 2023 and December 31, 2024, the Company held 100% and 90.91% of total paid-in capital of PE CNHC, respectively. In May 2024, the Group entered into several agreements with the holders of non-controlling interests, including a share purchase agreement of PE CNHC. In accordance with the share purchase agreement, the redemption of the non-controlling interests is at the holders of non-controlling interests’ option and is upon the occurrence of the events that are not solely within the control of the Company. Therefore, these redeemable non-controlling interests in PE CNHC were classified as mezzanine equity and are subsequently accreted to the redemption price using the agreed interest rate as a reduction of additional paid in capital (Note 20). With the redemption feature of the non-controlling interests, the Company is considered to effectively have 100% equity interest of PE CNHC as of December 31, 2024.

Variable interest entities

Prime Hubs

In October 2014, Prime Hubs, a British Virgin Islands (“BVI”) incorporated company, was established by Li Bin, a shareholder of the Group, to facilitate the adoption of the Company’s employee stock incentive plans on behalf of the Company. The Company entered into a management agreement with Prime Hubs and Li Bin. The agreement enables the Company to direct the activities that most significantly impact Prime Hubs’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Prime Hubs. As of December 31, 2023 and 2024, Prime Hubs held 4,250,002 Class A Ordinary Shares of the Company, respectively, other than which, Prime Hubs did not have any operations, nor any material assets or liabilities. All restricted shares granted under the Company’s Prime Hubs Restricted Shares Plan have been fully vested.

Beijing NIO

In April 2018, the Group entered into a series of contractual arrangements with Beijing NIO and its individual shareholders (the “Nominee Shareholders”), including, among others, an exclusive business cooperation agreement, a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney, which enable the Company to direct the activities that most significantly impact Beijing NIO’s economic performance and obtain substantially all of the economic benefits arising from Beijing NIO. Management concluded that Beijing NIO is a variable interest entity and the Company is the ultimate primary beneficiary of Beijing NIO and hence consolidates the financial results of Beijing NIO. The Group operates value-added telecommunication services, including without limitation, performing internet information services, as well as holding certain related licenses, through Beijing NIO. For the years ended December 31, 2022, 2023 and 2024, the financial position, result of operations and cash flow activities of Beijing NIO were immaterial to the consolidated financial statements.

Anhui NIO AT

In April 2021, Anhui NIO AT, was established by individual shareholders (the “Nominee Shareholders”). Anhui NIO AD entered into a management agreement with Nominee Shareholders. The agreement enables the Company to direct the activities that most significantly impact Anhui NIO AT’s economic performance, and enabled the Company to obtain substantially all of the economic benefits arising from them. Management concluded that Anhui NIO AT is a variable interest entity and the Company is the ultimate primary beneficiary of Anhui NIO AT and hence consolidates the financial results of Anhui NIO AT. In November 2022, concurrent with the termination of the said management agreement, the Group entered into a series of contractual arrangements with the Nominee Shareholders as well as Anhui NIO AT, including, among others, an exclusive business cooperation agreement, a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney. These agreements enable the Company to direct the activities that most significantly impact Anhui NIO AT’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Anhui NIO AT. Management concluded that Anhui NIO AT continues to be a variable interest entity and the Company remains as the ultimate primary beneficiary of Anhui NIO AT. Therefore, the Group continues to consolidate the financial results of Anhui NIO AT’s financial statements. The Group intends to obtain requisite licenses for certain supporting functions during the development of autonomous driving technology through Anhui NIO AT. For the years ended December 31, 2022, 2023 and 2024, the financial position, result of operations and cash flow activities of Anhui NIO AT were immaterial to the consolidated financial statements.

Anhui NIO DT and NIO IB

In October 2022, the Group entered into a series of contractual arrangements with Anhui NIO DT and its individual shareholders (the “Nominee Shareholders”), including, among others, an exclusive business cooperation agreement, a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney, which enable the Group to direct the activities that most significantly impact Anhui NIO DT’s economic performance and obtain substantially all of the economic benefits arising from Anhui NIO DT. Management concluded that Anhui NIO DT is a variable interest entity and the Company is the ultimate primary beneficiary of Anhui NIO DT and hence consolidates the financial results of Anhui NIO DT in the Group’s consolidated financial statements. In January 2023, Anhui NIO DT acquired NIO IB. NIO IB was a company holding the insurance brokerage license and does not meet the criteria necessary to be defined as a business under US GAAP. Accordingly, the Group accounted for this transaction as an asset acquisition. The Group provides insurance brokerage services which are mainly vehicle-related and property-related and holds requisite licenses through Anhui NIO DT and NIO IB. For the years ended December 31, 2023 and 2024, the financial position, result of operations and cash flow activities of Anhui NIO DT and NIO IB were immaterial to the consolidated financial statements.

Liquidity and Going Concern

The Group’s consolidated financial statements have been prepared on a going concern basis.

The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB14.4 billion, RMB20.7 billion and RMB22.4 billion, and operating cash outflow of RMB3.9 billion, RMB1.4 billion and RMB7.8 billion, for the years ended December 31, 2022, 2023 and 2024, respectively. The Group’s accumulated deficit amounted to RMB90.8 billion and RMB113.1 billion as of December 31, 2023 and 2024, respectively. As of December 31, 2024, the Group’s current liabilities exceeded current assets in the amount of RMB0.4 billion. As of December 31, 2024, the Group’s balances of cash and cash equivalents, restricted cash and short-term investment totaled RMB41.8 billion, and the Group had trade and notes payable of RMB34.4 billion, accruals and other liabilities of RMB16.0 billion, and outstanding borrowing of RMB9.1 billion due in the next 12 months.

Therefore, the Group’s ability to continue as a going concern is largely dependent on the successful implementation of management’s business plan to mitigate these adverse conditions, which includes growing the Group’s revenue by increasing sales volume of electric vehicles, maintaining a reasonable working capital turnover rate by managing collection of receivables and settlement of payables, and raising funds from banks under available credit quotas and other sources when needed. Management has prepared a cash flows forecast covering the twelve months from the date of issuance of the consolidated financial statements after giving consideration to its business plan as noted above and the evaluation of the probability of the successful implementation of such business plan. Management has concluded it is probable that the business plan will be effectively implemented, and the Group’s available cash and cash equivalents, restricted cash and short-term investments, cash generated from operating activities and funds from available credit quotas and other sources will be sufficient to support its continuous operations and necessary capital expenditures, and to meet its payment obligations when liabilities fall due within the twelve months from the date of issuance of the consolidated financial statements.